Reward Card Program Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Reward Card Program Liability [Abstract]
REWARD CARD PROGRAM LIABILITY
J.	reward card program liability:

The Company manages reward card programs for customers. Under this program, the Company receives cash and simultaneously records a liability for the total amount received. These accounts are adjusted on a periodic basis as reward cards are funded or reduced at the direction of the customers. At March 31, 2022 and December 31, 2021, the company had deposits totaling $10,043,878 and $43,878, respectively.

L.	reward card program liability:

The Company manages reward card programs for customers. Under this program, the Company receives cash and simultaneously records a liability for the total amount received. These accounts are adjusted on a periodic basis as reward cards are funded or reduced at the direction of the customers. At December 31, 2021 and December 31, 2020, the company had deposits totaling $43,878 and $173,270, respectively.